SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	Dec. 31, 2023
Equipment and facilities [Member] | Minimum [Member]
Accounting Policies Line Items
Estimated useful life	3 years
Equipment and facilities [Member] | Maximum [Member]
Accounting Policies Line Items
Estimated useful life	7 years
Internal-use software [Member] | Minimum [Member]
Accounting Policies Line Items
Estimated useful life	3 years
Internal-use software [Member] | Maximum [Member]
Accounting Policies Line Items
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies Line Items
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies Line Items
Estimated useful life	7 years